Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 6—PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows.

	2014	2013
Land and improvements	$3,770	$4,083
Buildings and improvements	17,373	19,681
Furniture and equipment	13,942	16,751

Total	35,085	40,515
Accumulated depreciation	(20,685)	(24,202)

Premises and equipment, net	$14,400	$16,313

Depreciation expense was $1,176 and $1,334 for 2014 and 2013, respectively.

Rent expense was $377 and $367 for 2014 and 2013, respectively. Rent commitments under non-cancelable operating leases at December 31, 2014 were as follows, before considering renewal options that generally are present.

2015	$335
2016	273
2017	256
2018	117
2019	88
Thereafter	—

Total	$1,069

The rent commitments listed above are primarily for the leasing of five financial services branches.